Investments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Schedule of Investments [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	75.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	93.00%
Other than temporary impairment charges	$ 10	$ 14	$ 29
Average life of ABS	4 years 6 months
Average life of MBS	4 years 6 months
Investment management charges	$ 11	7	5
Residential MBS
Schedule of Investments [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	94	112
Fixed maturities, Gross Unrealized, Losses	(3)	(4)
Other than temporary impairment charges	1	5	1
Collateralized loan obligations
Schedule of Investments [Line Items]
Fixed maturities, Gross Unrealized, Losses	(30)	(57)
Other than temporary impairment charges	12
Corporate bonds
Schedule of Investments [Line Items]
Other than temporary impairment charges	8
Fixed maturities excluding residential mortgage backed securities
Schedule of Investments [Line Items]
Other than temporary impairment charges		16	13
Other investments
Schedule of Investments [Line Items]
Other than temporary impairment charges			2
Securities with non-credit other-than-temporary impairment charges
Schedule of Investments [Line Items]
Gross Unrealized, Gains	87	89
Gross Unrealized, Losses	(1)	(5)
Fixed maturities
Schedule of Investments [Line Items]
Fixed maturities, Gross Unrealized, Losses	$ (68)	(524)
Number of available for sale securities in an unrealized loss position | security	509
Other than temporary impairment charges	$ 21	21	14
Available-for-sale Securities, Gross Realized Gains	30	17	37
Available-for-sale Securities, Gross Realized Losses	16	12	19
Equity securities
Schedule of Investments [Line Items]
Other than temporary impairment charges	$ 0	$ 0	27
Available-for-sale Securities, Gross Realized Gains			23
Available-for-sale Securities, Gross Realized Losses			11
Available-for-sale securities | Equity securities
Schedule of Investments [Line Items]
Other than temporary impairment charges			$ 27